Long-lived Assets (Tables)	12 Months Ended
Jul. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

The costs and accumulated depreciation of property and equipment are summarized as follows:

	July 31,
	2012	2011

Land	$140,450	$237,969
Buildings and Improvements	934,668	1,508,288
Furniture and Fixtures	47,794	149,540
Office Equipment	52,395	201,314
Lab Equipment	393,781	4,614,656

Total Property and Equipment	1,569,088	6,711,767

Less: Accumulated Depreciation	864,410	5,439,900

Property and Equipment, Net	$704,678	$1,271,867

Investment [Table Text Block]

The costs and accumulated depreciation of assets held for investment are summarized as follows:

	July 31,
	2012	2011

Assets Held For Investment	$1,179,276	$5,100,519

Less: Accumulated Depreciation	320,899	1,465,590

Assets Held for Investment, Net	$858,377	$3,634,929